CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,774,970,623	$ 1,296,654,938	$ 2,047,901,576
Cost of goods sold	1,556,776,721	1,239,411,615	1,715,259,698
Gross profit	218,193,902	57,243,323	332,641,878
Selling expenses	132,824,382	118,885,352	100,427,110
General and administrative expenses	103,523,355	176,719,139	157,128,736
Research and development expenses	19,926,288	26,510,457	44,120,473
Income (loss) from operations	(38,080,123)	(264,871,625)	30,965,559
Other income (expenses):
Interest income	3,958,465	8,551,539	3,056,185
Interest expense	(48,444,855)	(51,886,930)	(35,020,940)
Foreign exchange (loss) gain	(13,575,849)	907,500	(27,434,515)
Derivatives (loss) gain	2,180,418	8,541,721	(11,393,346)
Other income, net	8,695,713	6,797,196	9,316,434
Loss before income taxes	(85,266,231)	(291,960,599)	(30,510,623)
Income tax (expense) benefit	13,030,391	25,405,072	(7,309,619)
Net loss	(72,235,840)	(266,555,527)	(37,820,242)
Net loss attributable to the non-controlling interests	209,905	135	149
Net loss attributable to Trina Solar Limited shareholders	$ (72,025,935)	$ (266,555,392)	$ (37,820,093)
Loss per ordinary share
Basic (in dollars per share)	$ (0.02)	$ (0.08)	$ (0.01)
Diluted (in dollars per share)	$ (0.02)	$ (0.08)	$ (0.01)
Weighted average ordinary shares outstanding
Basic (in shares)	3,553,552,756	3,534,829,694	3,521,182,416
Diluted (in shares)	3,553,552,756	3,534,829,694	3,521,182,416